UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
March 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--17.1%	Principal Amount ($)	Value ($)
Bank of America N.A.
0.55% - 1.00%, 5/20/09 - 6/22/09	250,000,000	250,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.22% - 1.28%, 6/18/09 - 6/24/09	250,000,000	250,000,000
Compass Bank
0.91%, 5/14/09	200,000,000	200,000,000
State Street Bank and Trust Co.
0.55% - 0.95%, 4/14/09 - 5/20/09	262,000,000	262,000,000
Total Negotiable Bank Certificates of Deposit
(cost $962,000,000)		962,000,000
Commercial Paper--71.3%
Allied Irish Banks N.A. Inc.
2.01%, 6/15/09	200,000,000 a	199,166,666
Atlantis One Funding Corp.
0.75%, 5/18/09	125,000,000 a	124,877,604
BNP Paribas Finance Inc.
0.24% - 0.88%, 4/1/09 - 4/27/09	200,000,000	199,936,444
CAFCO LLC
1.10%, 6/2/09	125,000,000 a	124,763,194
Calyon NA Inc.
1.00% - 1.20%, 5/4/09 - 6/5/09	225,000,000	224,611,389
Canadian Imperial Holdings
0.91% - 1.00%, 6/8/09 - 6/12/09	240,000,000	239,531,244
Cancara Asset Securitisation Ltd.
1.05%, 5/13/09 - 5/20/09	150,000,000 a	149,795,833
CIESCO LLC
1.00%, 5/4/09	150,000,000 a	149,862,500
Danske Corp., Inc.
1.00% - 1.05%, 5/22/09 - 6/9/09	250,000,000 a	249,556,458
Gemini Securitization Corp., LLC
0.48% - 0.90%, 4/14/09 - 4/29/09	250,000,000 a	249,917,483
General Electric Capital Services Inc.
1.00%, 5/7/09	100,000,000	99,900,000
Gotham Funding Corp.
0.75% - 0.78%, 5/13/09 - 6/11/09	175,000,000 a	174,780,542
Govco Inc.
0.90% - 1.10%, 4/9/09 - 6/1/09	250,000,000 a	249,700,417
ING (US) Funding LLC
0.98% - 1.14%, 5/6/09 - 7/6/09	250,000,000	249,421,917
Mont Blanc Capital Corp.
0.80%, 5/15/09	100,000,000 a	99,902,222
Picaros Funding LLC
1.30%, 4/13/09	75,000,000 a	74,967,500
Ranger Funding Company, LLC
0.67%, 5/1/09	250,000,000 a	249,860,417
Regency Markets No. 1 LLC

0.75%, 4/15/09	75,000,000 a	74,978,125
Sanpaolo IMI U.S. Financial Co.
0.95% - 0.98%, 5/4/09 - 5/7/09	232,000,000	231,783,837
Societe Generale N.A. Inc.
1.03%, 5/8/09	25,000,000	24,973,535
Surrey Funding Corp.
0.55% - 0.80%, 4/3/09 - 6/12/09	259,795,000 a	259,694,714
UBS Finance Delaware LLC
0.22%, 4/1/09	100,000,000	100,000,000
Windmill Funding Corp.
0.90%, 6/8/09	156,067,000 a	155,801,686
Working Capital Management Co. L.P.
0.75%, 4/1/09	50,000,000 a	50,000,000
Total Commercial Paper
(cost $4,007,783,727)		4,007,783,727
Corporate Notes--2.9%
Lehman Brothers Holdings Inc.
0.00%, 12/22/09	100,000,000 b,c,d,e	12,500,000
Morgan Stanley
0.68%, 4/3/09	150,000,000 f	150,000,000
Total Corporate Notes
(cost $250,000,000)		162,500,000
Promissory Note--3.1%
Goldman Sachs Group Inc.
0.45%, 4/1/09
(cost $175,000,000)	175,000,000 [g]	175,000,000
Repurchase Agreement--4.6%
Barclays Financial LLC
0.20%, dated 3/31/09, due 4/1/09 in the amount of
$257,001,428 (fully collateralized by $18,986,000
Federal National Mortgage Association, 5.65%, due
10/26/17, value $19,910,740 and $210,483,000
Tennessee Valley Authority, 5.88%, due 4/1/36, value
$242,230,151)
(cost $257,000,000)	257,000,000	257,000,000
Other--1.1%
Capital Suport Agreement
(cost $0)	0 [c]	60,760,366

Total Investments (cost $5,651,783,727)	100.1%	5,625,044,093
Liabilities, Less Cash and Receivables	(.1%)	(2,805,911)
Net Assets	100.0%	5,622,238,182

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $2,637,625,361 or 46.9% of net assets.
b	Bankrupt security matured on March 27, 2009. Security valued at fair value based on similar defaulted securities that have not matured.
c	The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
d	Issuer filed for bankruptcy.
e	Non-income producing--security in default.

f	Variable rate security--interest rate subject to periodic change.
g	This note was acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. This security was acquired on 5/15/06 at a cost of $175,000,000. At March 31, 2009, the aggregate value of this security is $175,000,000 representing 3.1% of net assets and is valued at cost.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	5,625,044,093
Level 3 - Significant Unobservable Inputs	0
Total	5,625,044,093

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Capital Support Agreement: The fund holds notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon has agreed to provide capital support to the fund, subject to a maximum amount of $100 million (the “Maximum Capital Support Payment”), if any of the following events result in the fund’s net asset value falling below $0.9950: (i) Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated; (ii) Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received; and (iii) The date upon which a court of competent jurisdiction over the matter discharges Lehman from liability in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received.

The obligations of BNY Mellon to provide capital support shall terminate upon the earliest to occur of (i) the repayment in full of the Notes, (ii) BNY Mellon making payments equal to the Maximum Capital Support Payment, (iii) the date on which the fund no longer holds any Notes, (iv) the mutual agreement of the fund and BNY Mellon to terminate the Agreement and (v) 5:00 p.m. Eastern Time on the date which is 364 days from the date of the Agreement unless BNY Mellon elects in writing to extend the term of the Agreement.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

FORM N-Q

Item 1.	Schedule of Investments.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)